Preferred Stock Warrant Liability	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Preferred Stock Warrant Liability

4. Preferred Stock Warrant Liability

In December 2002, pursuant to the terms of an equipment loan and security agreement, we issued a fully exercisable warrant to the lender for the purchase of 3,902 shares of Series A convertible preferred stock at an exercise price of $12.30 per share. The warrant was exercisable through December 2012, subject to certain conditions. The warrant expired unexercised in December 2012.

In June 2004, pursuant to the terms of an equipment loan and security agreement, we issued a fully exercisable warrant to the lender for the purchase of 2,304 shares of Series A convertible preferred stock at an exercise price of $12.30 per share. The warrant is exercisable through January 2014, subject to certain conditions.

In connection with the issuance of Series A convertible preferred stock in January and February 2005, we issued a warrant to purchase 81,300 shares of Series A convertible preferred stock at $12.30 per share to our preferred stock placement agent. During 2007, the warrant was canceled and replaced by the issuance of two warrants for 44,715 and 36,585 shares; all other terms remained unchanged. The warrants will either automatically exercise on a net issuance basis or will expire upon completion of this offering.

All issued and unexpired warrants were unexercised as of December 31, 2012. The following table sets forth a summary of all outstanding warrants and the estimated fair value for each of the warrants as of December 31, 2011 and 2012 (in thousands, except share and per share amounts):

		EXERCISE PRICE PER SHARE	SHARES AS OF DECEMBER 31,		ESTIMATED FAIR VALUE AS OF DECEMBER 31,
STOCK	EXPIRATION DATE		2011	2012	2011	2012
Series A convertible preferred stock	December 2012	$12.30	3,902	—	$20	$—
Series A convertible preferred stock	January 2014	$12.30	2,304	2,304	16	12
Series A convertible preferred stock	Earlier of: (i) April 2015 or (ii) the closing of an initial public offering of our common stock	$12.30	81,300	81,300	646	551

			87,506	83,604	$682	$563

The fair value of the above warrants was determined using the Black-Scholes valuation model with the following assumptions:

	DECEMBER 31
	2011	2012
Risk-free interest rate	0.1%—0.4%	0.2%—0.3%
Remaining contractual term (years)	3.0	2.1
Volatility	85.0%	85.0%